Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Award Granting Practices

Every year since 2017, we have made our annual equity grants on March 29, other than the 2020 annual equity grants made on March 27, which was the last business day prior to March 29. We issue these grants on March 29, because, with one exception since 2017, the grants have been made at least a week after the filing of our Annual Report on Form 10-K (Form 10-K), which typically cleanses our employees of material non-public information.

The Committee does not take material nonpublic information into account when determining the grant date, vesting date or other terms and conditions of equity awards and does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method

Every year since 2017, we have made our annual equity grants on March 29, other than the 2020 annual equity grants made on March 27, which was the last business day prior to March 29. We issue these grants on March 29,

Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false